Inventories	12 Months Ended
Jun. 30, 2021
15. Inventories

15. Inventories

Breakdown of Group’s inventories as of June 30, 2021 and 2020 are as follows:

	06.30.21	06.30.20
Crops	7,125	4,051
Materials and supplies	3,561	2,929
Sugarcane	-	6
Agricultural inventories	10,686	6,986
Telephones and other communication equipment	-	2,574
Fruit	-	4,063
Total inventories	10,686	13,623

As of June 30, 2021 and 2020 the cost of inventories recognized as expense amounted to ARS 22,565 and ARS 20,453, respectively and have been included in “Costs” in the Statements of Income and Other Comprehensive Income.